Commitment and Contingencies	3 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments Disclosure [Text Block]

NOTE 8 – MATERIAL AGREEMENTS

On March 24, 2011, the Company, entered into a Share Exchange Agreement with Oraco Resources, Inc., a Canadian company (“ORI”) to acquire 100% of ORI’s outstanding common stock in exchange for 15,001,500 shares of common stock, concurrent with the Closing.  Additionally, the agreement sets forth conditions that the Company shall have obtained a cancellation of 10,000,000 shares of common stock.  The agreement with ORI, upon closing, will provide the Company with the ownership of 100% of ORI, which is involved in the diamond, gold, minerals and natural resources and exploration.

On March 24, 2011, the Company, entered into a Share Exchange Agreement with JYORK Industries Inc. Ltd., a Sierra Leone company (“JYORK”) to acquire 100% of JYORK’s outstanding common stock in exchange for 3,000,000 shares of common stock, concurrent with the Closing.  The agreement with JYORK, upon closing, will provide the Company with the ownership of 100% of JYORK, which is involved in the diamond, gold, minerals and natural resources and exploration.

On April 28, 2011, the Company entered into an Addendum No. 1 (“Addendum”) to the Share Exchange Agreements dated March 24, 2011 with Oraco Resources, Inc., a Canadian company (“ORI”) and JYORK Industries Inc. Ltd., a Sierra Leone company (“JYORK”).  Pursuant to the Addendum the effective date was extended from April 8, 2011 to May 10, 2011 to complete the conditions set forth in the Merger Agreement.

On May 16, 2011, the merger was closed with Oraco Resources, Inc., a Canadian company (“ORI”) and JYORK Industries Inc. Ltd., a Sierra Leone company (“JYORK”).

On April 29, 2011, the Company formed a wholly-owned subsidiary, Merculite Distributing, Inc., a Nevada corporation (“Merculite”).

On May 6, 2011, we completed the spin-off (the “Spin-Off’) of the Company, and Merculite.  Prior to theSpin-Off, Merculite was a wholly-owned subsidiary of the Company.  In connection with the Spin-Off, the Company entered into the following Agreements (collectively, the “Spin-Off Agreements”):

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a Separation and Distribution Agreement that sets forth the arrangements among the Company and Meculite regarding the principal transactions to separation, and that governs the relationship of the Company and Merculite after the Spin-Off;

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Trademark License and Royalty Agreement that sets forth the arrangements among the Company and Merculite to assign the Sterilite Solutions trademark to Merculite

The Company and Merculite entered into a definitive Distribution Agreement governing the terms and conditions of the Spin-Off. The Spin-Off will be accomplished by the distribution by the Company of all shares of Merculite owned by it, among the shareholders of the Company on a pro rata basis. Each shareholder of the Company of record on May 6, 2011, the Distribution Record Date, will be distributed one share of Merculite common stock for each share of the Company stock owned by them.

The Company and Merculite entered into a Trademark Assignment and Acquisition Agreement, whereby the Company irrevocably assigns the Sterilite Solutions Mark in connection with the manufacturing, sub-contract manufacturing, production, marketing, promotion, distribution and sale of cleaning/neutralizing product.  The Company acknowledges that Merculite will have the exclusive right to ownership and use of the trademarks owned by the Company in lieu of any of the Marks on the product.